Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 34,389,000	$ 37,229,000
Interest-earning deposits	6,050,000	18,619,000
Cash and cash equivalents	40,439,000	55,848,000
Federal Home Loan Bank stock, at cost	4,428,000	4,428,000
Securities available for sale	303,628,000	318,910,000
Loans held for sale	1,444,000
Loans receivable, net of allowance for loan losses of $6,289 at December 31, 2014, and $8,682 at December 31, 2013	539,264,000	543,632,000
Accrued interest receivable	4,576,000	5,233,000
Real estate and other assets owned	1,927,000	1,674,000
Bank owned life insurance	9,984,000	9,677,000
Premises and equipment, net	22,940,000	23,108,000
Deferred tax assets	2,261,000	4,610,000
Intangible asset	33,000	130,000
Other assets	4,861,000	6,399,000
Total assets	935,785,000	973,649,000
Deposits:
Non-interest-bearing accounts	115,051,000	105,252,000
Interest-bearing accounts:
Interest bearing checking accounts	186,616,000	183,643,000
Savings and money market accounts	97,726,000	92,106,000
Other time deposits	331,915,000	381,996,000
Total deposits	731,308,000	762,997,000
Advances from Federal Home Loan Bank	34,000,000	46,780,000
Repurchase agreements	57,358,000	52,759,000
Subordinated debentures	10,310,000	10,310,000
Advances from borrowers for taxes and insurance	513,000	521,000
Dividends payable	301,000	326,000
Accrued expenses and other liabilities	3,593,000	4,239,000
Total liabilities	837,383,000	877,932,000
Stockholders' equity
Preferred stock, par value $0.01 per share; authorized-500,000 shares; no shares issued or outstanding at December 31, 2014, and December 31, 2013.	0	0
Common stock, par value $.01 per share; authorized 15,000,000 shares; 7,949,665 issued and 7,171,282 outstanding at December 31, 2014, and 7,927,287 issued and 7,447,903 outstanding at December 31, 2013	79,000	79,000
Additional paid-in-capital	58,466,000	58,302,000
Retained earnings	45,729,000	44,694,000
Treasury stock	(9,429,000)	(5,929,000)
Accumulated other comprehensive income (loss), net of taxes	3,557,000	(1,429,000)
Total stockholders' equity	98,402,000	95,717,000
Total liabilities and stockholders' equity	935,785,000	973,649,000
Commitments and contingencies